Consolidated Statement Of Stockholders Equity (Deficit) (Parenthetical) (USD $)	Apr. 30, 2011	Oct. 31, 2010	Aug. 03, 2010	Jul. 15, 2010
Statement of Stockholders' Equity [Abstract]
Common Stock Issue Price, Per Share	$ 0.25	$ 0.01	$ 0.001	$ 0.001